Current Assets (Tables)	3 Months Ended
Sep. 30, 2023
CURRENT ASSETS [Abstract]
Schedule of Other Current Assets	Other Current Assets
Year	September 30, 2023 (unaudited)	June 30, 2023	June 30, 2022
Retention Receivables	2,590,611	2,590,611	2,584,054
Amount Due from a Related Party	2,191,608	2,072,077	4,960,679
Accrued Discount on Convertible notes	63,862	70,000	—
Buy Back Commitment	2,000,000
Other misc. current assets	473,968	210,935	139,777
Total other current assets	$7,284,049	$4,943,623	$7,684,510

Schedule of Accounts Receivable	The accounts receivable that extends beyond 12 months, amounting to $30,095,285 as of June 30, 2023, and $17,586,218 as of June 30, 2022. Due to warranties on legacy receivables are guaranteed by Gerab National Enterprises LLC. The guarantee has been filed as an exhibit to this registration statement
Accounts Receivables Ageing	September 30, 2023 (unaudited)	June 30, 2023	June 30, 2022
1-30 days	14,284,381	8,808,321
31-60 days	13,885,320	9,756,052	4,169,830
61-90 days	4,536,646	2,229,955
91-120 days	3,401,662	3,175,545
121-365 days	6,489,961	6,343,715
366 days and above	30,095,285	30,095,285	17,586,218
Total	$72,693,254	$60,408,873	21,756,048